Credit Facilities, Long-Term Debt and Lease Liabilities - Currency Impacts (Details) $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Net increase (decrease) in borrowings under credit facilities	$ (449)		$ 114		$ 106
USD | Senior Notes and Tax Equity
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 41	$ 1
AUD | Non-Recourse Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Net increase (decrease) in borrowings under credit facilities		$ (9)		$ (40)